Statutory Reserve Appropriation for PRC Subsidiaries (Details Textual)	12 Months Ended
Dec. 31, 2009
Statutory Reserve Appropriation For PRC Subsidiaries [Line Items]
Statutory Reserve Appropriation For Prc Subsidiaries	10.00%